UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance	¥ 126		¥ 101
Loan receivables - current, net of allowance	51		52
Amounts due from related parties current, net of allowance	53		38
Other current assets, net of allowance	8		8
Amounts due from related parties , net of allowance	0		0
Loan receivables, net of allowance	3		3
Other assets, net of allowance	¥ 1		¥ 1
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized | shares	80,000,000,000		80,000,000,000
Ordinary shares, shares issued | shares	3,340,760,130		3,265,433,590
Ordinary shares, shares outstanding | shares	3,187,740,270		3,112,413,730
Treasury shares, shares | shares	153,019,860		153,019,860